UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-04725
                                                    -----------

                         Phoenix Investment Series Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                        John R. Flores, Esq.
Vice President, Chief Legal Officer,                   Vice President
Counsel and Secretary for Registrant            Litigation/Employment Counsel
   Phoenix Life Insurance Company              Phoenix Life Insurance Company
          One American Row                            One American Row
         Hartford, CT 06102                          Hartford, CT 016102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ----------

                     Date of reporting period: July 31, 2005
                                               ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




PHOENIX INVESTMENT SERIES FUND
GLOSSARY
JULY 31, 2005


ADR (AMERICAN DEPOSITORY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC  (AMERICAN  MUNICIPAL  BOND  ASSURANCE  CORPORATION)
One of  the  largest insurers of new municipal bond offerings.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Global Utilities Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)
                                                     SHARES         VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS--69.7%

ELECTRIC UTILITIES--29.8%
DPL, Inc.                                               2,920    $     80,592
Entergy Corp.                                           3,955         308,253
Exelon Corp.                                            5,070         271,346
FirstEnergy Corp.                                       4,830         240,437
FPL Group, Inc.                                         6,130         264,326
Pepco Holdings, Inc.                                    8,570         204,566
Pinnacle West Capital Corp.                             3,520         161,216
PPL Corp.                                               3,820         235,236
Progress Energy, Inc.                                   3,470         154,797
Southern Co. (The)                                      9,860         345,001
Westar Energy, Inc.                                     3,140          76,396
                                                                 ---------------
                                                                    2,342,166
                                                                 ---------------

GAS UTILITIES--1.0%
Atmos Energy Corp.                                      2,700          78,732

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.2%
Duke Energy Corp.                                       8,400         248,136

INTEGRATED TELECOMMUNICATION SERVICES--8.0%
BellSouth Corp.                                         3,850         106,260
Citizens Communications Co.                            15,760         207,086
Consolidated Communications Holdings, Inc.(b)          12,000         174,720
SBC Communications, Inc.                                5,810         142,055
                                                                 ---------------
                                                                      630,121
                                                                 ---------------

MULTI-UTILITIES--27.7%
Ameren Corp.                                            4,690         260,858
Consolidated Edison, Inc.                               3,610         173,857
Dominion Resources, Inc.                                3,330         245,954
DTE Energy Co.                                          4,560         214,320
Energy East Corp.                                       2,730          76,085
KeySpan Corp.                                           3,910         159,098
NiSource, Inc.                                          7,180         174,402
NSTAR                                                   3,960         120,107
OGE Energy Corp.                                        3,790         115,140
PG&E Corp.                                              7,250         272,817
Public Service Enterprise Group, Inc.                   2,050         131,815
SCANA Corp.                                             2,700         113,481

                                                     SHARES         VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS (continued)

MULTI-UTILITIES (CONTINUED)
Xcel Energy, Inc.                                       5,970    $    115,878
                                                                 ---------------
                                                                    2,173,812
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $5,061,561)                                         5,472,967
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--28.0%

ELECTRIC UTILITIES--14.5%
E.ON AG (Germany)                                         880          81,413
Electrabel SA (Belgium)                                   350         159,148
Enel S.p.A. (Italy)                                    22,080         189,095
Iberdrola S.A. (Spain)                                  4,700         119,488
National Grid Transco plc (United Kingdom)             24,660         227,311
RWE AG (Germany)                                        2,910         194,579
Scottish and Southern Energy plc (United
   Kingdom)                                             9,910         170,390
                                                                 ---------------
                                                                    1,141,424
                                                                 ---------------

INTEGRATED TELECOMMUNICATION SERVICES--10.9%
BCE, Inc. (Canada)                                      7,670         185,307
Belgacom SA (Belgium)                                   3,800         134,278
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)        7,400         159,174
Singapore Telecommunications Ltd. (Singapore)         100,000         166,200
Telecom Corporation of New Zealand Ltd.
   Sponsored ADR (New Zealand)                          6,050         207,817
                                                                 ---------------
                                                                      852,776
                                                                 ---------------

OIL & GAS STORAGE & TRANSPORTATION--1.3%
Snam Rete Gas S.p.A. (Italy)                           18,460         101,256

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Vodafone Group plc Sponsored ADR (United
   Kingdom)                                             4,000         103,320
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,217,266)                                        2,198,776
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $7,278,827)                                        7,671,743(a)

Other assets and liabilities, net--2.3%                               180,855
                                                                 ---------------
NET ASSETS--100.0%                                               $  7,852,598
                                                                 ===============

Phoenix Global Utilities Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $483,011 and gross depreciation of $93,093 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $7,281,825.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix Income & Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                     PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
U.S. GOVERNMENT SECURITIES--1.7%

U.S. TREASURY NOTES--1.7%
U.S. Treasury Note 3.875%, 7/15/10                 $      5,000    $  4,944,140
U.S. Treasury Note 4%, 2/15/15                            1,250       1,221,338
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,197,143)                                          6,165,478
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.8%

FNMA 5.50%, 8/1/17                                          503         513,829
FNMA 5%, '18-'35                                         13,889      13,772,672
FNMA 4.50%, 6/1/19                                        2,742       2,699,335
FNMA 4%, 7/1/19                                             896         864,518
FNMA 6%, 11/1/31                                            522         534,135
FNMA 5.50%, 6/1/34                                        6,863       6,901,160
FNMA 5.50%, 7/1/34                                        4,868       4,894,882
FNMA 6%, 7/1/34                                           1,143       1,168,249
FNMA 6%, 5/1/35                                           3,635       3,714,501
FNMA 5.50%, 6/1/35                                          849         853,806
FNMA TBA 5%, 8/1/20(h)                                    1,500       1,503,282
GNMA 6.50%, '23-'24                                       2,534       2,659,156
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $39,879,834)                                        40,079,525
-------------------------------------------------------------------------------

MUNICIPAL BONDS--6.5%

CALIFORNIA--3.2%
Alameda Corridor Transportation Authority
  Revenue Taxable Series C 6.50%, 10/1/19
  (MBIA Insured)                                          4,000       4,516,280
Long Beach Pension Obligation Revenue Taxable
  6.87%, 9/1/06 (FSA Insured)                               675         694,845
Pasadena Pension Funding Revenue Taxable
  Series A 7.15%, 5/15/11 (AMBAC Insured)                 1,000       1,128,650
San Bernardino County Financing Authority
  Pension Obligation Revenue Taxable 6.87%,
  8/1/08 (MBIA Insured)                                   1,335       1,423,871
San Bernardino County Pension Obligation
  Revenue Taxable Series A 5.43%, 8/1/13 (FGIC
  Insured)                                                1,050       1,089,963
University of California Revenue Series F 4.375%,
  5/15/30 (FSA Insured)                                   1,700       1,658,418

                                                    PAR VALUE
                                                       (000)           VALUE
                                                   ------------    ------------
MUNICIPAL BONDS (continued)

CALIFORNIA (CONTINUED)
Ventura County Pension Obligation Revenue
  Taxable 6.54%, 11/1/05 (FSA Insured)             $      1,325    $  1,335,070
                                                                   ------------
                                                                     11,847,097
                                                                   ------------

KENTUCKY--0.5%
Kentucky Property and Buildings Commission
  Revenue 5%, 10/1/12 (AMBAC Insured)                     1,500       1,630,470

NEW JERSEY--0.4%
New Jersey Educational Facilities Authority
  Revenue Princeton University Series B 4.25%,
  7/1/35                                                  1,700       1,609,067

NEW YORK--0.3%
New York State Sales Tax Asset Receivable
  Taxable B 4.76%, 10/15/15 (FGIC Insured)                1,000         988,800

PENNSYLVANIA--1.3%
Pittsburgh Pension General Obligation Taxable
  Series C 6.50%, 3/1/17 (FGIC Insured)                   4,250       4,769,180

TEXAS--0.3%
Dallas-Fort Worth International Airport Facilities
  Improvement Corporation Revenue Taxable
  6.40%, 11/1/07 (MBIA Insured)                           1,200       1,251,708

VIRGINIA--0.5%
Virginia State Public Building Authority Public
  Facilities Revenue Series A 5%, 8/1/12                  1,625       1,777,181
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $23,294,899)                                        23,873,503
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.2%

AmeriCredit Automobile Receivables Trust 01-D,
  A4 4.41%, 11/12/08                                        555         556,248
Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(d)                   759         787,449
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                   683         632,918
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(d)                                     1,100       1,093,469

Phoenix Income & Growth Fund

                                                     PAR VALUE
                                                        (000)          VALUE
                                                    ------------    ------------
ASSET-BACKED SECURITIES (continued)

Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(d)                                $      1,000    $    971,875
Morgan Stanley Auto Loan Trust 04-HB1, A4
  3.33%, 10/15/11                                          2,000       1,961,875
Onyx Acceptance Auto Trust 03-D, A4 3.20%,
  3/15/10                                                  1,000         986,094
WFS Financial Owner Trust 03-1, A4 2.74%,
  9/20/10                                                  1,000         988,750
Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09                  213         212,681
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,287,891)                                           8,191,359
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--10.7%

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07             500         532,229

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13                                  475         492,951

BROADCASTING & CABLE TV--0.8%
Comcast Corp. 5.30%, 1/15/14(i)                            1,000       1,011,919
Cox Communications, Inc. 7.125%, 10/1/12(i)                1,000       1,104,905
Echostar DBS Corp. 5.75%, 10/1/08                            750         748,125
PanAmSat Corp. 6.375%, 1/15/08                               240         246,000
                                                                    ------------
                                                                       3,110,949
                                                                    ------------
CASINOS & GAMING--0.8%
Harrah's Operating Co., Inc. 5.50%, 7/1/10                   750         763,177
Mandalay Resort Group 6.375%, 12/15/11                       750         763,125
Penn National Gaming, Inc. 6.875%, 12/1/11                   245         253,575
Station Casinos, Inc. 6.875%, 3/1/16                       1,000       1,035,000
                                                                    ------------
                                                                       2,814,877
                                                                    ------------

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10                              500         562,101

CONSUMER FINANCE--1.4%
Ford Motor Credit Co. 7.25%, 10/25/11(i)                     650         639,739
General Electric Capital Corp. 6%, 6/15/12                 1,500       1,604,682
General Motors Acceptance Corp. 6.875%,
  9/15/11                                                    600         579,779
SLM Corp. 4.79%, 2/1/10(d)                                 2,250       2,176,672
                                                                    ------------
                                                                       5,000,872
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Computer Sciences Corp. 3.50%, 4/15/08                     1,000         968,095

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Convergys Corp. 4.875%, 12/15/09                    $        750    $    719,896
                                                                    ------------
                                                                       1,687,991
                                                                    ------------
DIVERSIFIED BANKS--0.4%
Bank of America Corp. 5.25%, 12/1/15                         500         511,527
National Capital Trust II 144A 5.486%,
  12/29/49(b)(d)                                           1,000       1,013,571
                                                                    ------------
                                                                       1,525,098
                                                                    ------------
DIVERSIFIED CAPITAL MARKETS--0.3%
  Deutsche Bank AG NY Series GS 4.448%,
  3/22/12(d)                                               1,000         959,700

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b)                            500         498,616

DIVERSIFIED COMMERCIAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12             625         610,927

ELECTRIC UTILITIES--0.8%
Entergy Gulf States, Inc. 3.60%, 6/1/08                      800         775,897
Entergy Gulf States, Inc. 5.70%, 6/1/15                    1,000       1,008,094
Oncor Electric Delivery Co. 6.375%, 1/15/15                1,000       1,091,186
                                                                    ------------
                                                                       2,875,177
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10         1,000         987,293

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America 6.125%, 2/15/14                   500         470,000

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12                              950       1,033,743

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08                       795         860,588

HOMEBUILDING--0.3%
Ryland Group, Inc. (The) 8%, 8/15/06                         970       1,003,353

HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. 7.625%, 5/15/08                          750         801,130
La Quinta Properties, Inc. 7%, 8/15/12                        75          78,000
                                                                    ------------
                                                                         879,130
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.2%
Lehman Brothers Holdings, Inc. 6.25%, 5/15/06                500         507,678

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE (CONTINUED)
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10    $        250    $    244,559
                                                                   ------------
                                                                        752,237
                                                                   ------------

LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 5.01%, 5/10/10(d)           1,000         973,230

MOVIES & ENTERTAINMENT--0.1%
AOL Time Warner, Inc. 6.875%, 5/1/12                        475         529,030

MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dominion Resources, Inc. 5%, 3/15/13                        185         184,134

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 144A 4.875%,
  7/1/15(b)                                                 475         465,276

OIL & GAS STORAGE & TRANSPORTATION--0.4%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b)               1,000       1,065,000
Buckeye Partners LP 5.125%, 7/1/17                          500         482,054
                                                                   ------------
                                                                      1,547,054
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
Bosphorus Financial Services Ltd. 144A 5.068%,
  2/15/12(b)(d)                                             250         249,952
JPMorgan Chase & Co. 5.125%, 9/15/14                        625         628,750
                                                                   ------------
                                                                        878,702
                                                                   ------------
REGIONAL BANKS--0.6%
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(d)                                          1,100       1,105,689
Zions Bancorp. 5.65%, 5/15/14                             1,250       1,289,176
                                                                   ------------
                                                                      2,394,865
                                                                   ------------
REITS--1.1%
Colonial Properties Trust 6.25%, 6/15/14                  1,800       1,863,212
iStar Financial, Inc. 5.375%, 4/15/10                     1,125       1,127,466
Simon Property Group LP 144A 4.60%, 6/15/10(b)            1,000         984,104
                                                                   ------------
                                                                      3,974,782
                                                                   ------------
TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
  7.30%, 7/15/15(b)                                         550         559,625

TRADING COMPANIES & DISTRIBUTORS--0.4%
Hughes Supply, Inc. 144A 5.50%, 10/15/14(b)               1,100       1,077,390

                                                    PAR VALUE
                                                       (000)          VALUE
                                                   ------------    ------------
DOMESTIC CORPORATE BONDS (continued)

TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
United Rentals NA, Inc. 6.50%, 2/15/12             $        500    $    488,750
                                                                   ------------
                                                                      1,566,140
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $39,546,514)                                        39,730,670
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.1%

Asset Backed Funding Corp. Net Interest Margin
  Trust 04-HE1, N1 144A 4.45%, 7/26/34(b)                   314         314,746
Countrywide Home Loans Mortgage Pass-
  Through Trust 04-13, 1A1 5.50%, 8/25/34                 1,334       1,336,043
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                        915         902,919
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                        3,000       3,157,196
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.24%, 11/12/31                                         1,385       1,448,407
First Horizon Mortgage Pass-Through Trust 05-
  AR1, 2A1 5.041%, 4/25/35(d)                             1,409       1,405,073
GMAC Commercial Mortgage Securities, Inc. 97-
  C2,A3 6.566%, 4/15/29                                   1,167       1,210,017
Greenwich Capital Commercial Funding Corp. 04-
  GG1 A7 5.317%, 6/10/36(d)                               1,800       1,849,171
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                         1,950       1,916,478
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
  11/18/30(d)                                             2,215       2,294,978
Home Equity Asset Trust 03-8N A 144A 5%,
  5/27/34(b)                                                111         110,584
Homestar Net Interest Margin Trust 04-3, A1 144A
  5.50%, 7/25/34(b)                                         160         160,118
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%, 3/15/33             2,700       2,893,689
LB-UBS Commercial Mortgage Trust 04-C7, A6
  4.786%, 10/15/29(d)                                     1,800       1,785,375
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                        2,000       2,179,926
Master Resecuritization Trust 04-3, CTFS 144A
  5%, 10/28/34(b)                                           792         771,726
Residential Asset Mortgage Products, Inc. 03-
  RS6, AI3 3.08%, 12/25/28                                1,287       1,276,818
Residential Funding Mortgage Securities I 05-SA1,
  2A 4.917%, 3/25/35(d)                                   1,559       1,555,246

Phoenix Income & Growth Fund

                                                              PAR VALUE
                                                                (000)              VALUE
                                                             ------------       ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                    $        756       $    741,513
Structured Asset Securities Corp. Net Interest
  Margin Trust 04-23XS A 144A 5.50%, 2/28/35(b)                       468            467,964
Wells Fargo & Co. Mortgage Backed Securities
  Trust 03-4, A18 5.50%, 6/25/33                                    1,250          1,252,256
Wells Fargo & Co. Mortgage Backed Securities
  Trust 05-AR4, 2A1 4.541%, 4/25/35(d)                              1,893          1,871,316
Wells Fargo Mortgage Backed Securities Trust 03-
  O, 1A11 4.717%, 1/25/34(d)                                          679            653,812
Wells Fargo Mortgage Backed Securities Trust 04-
  EE, 2A3 3.989%, 1/25/35(d)                                        1,276          1,250,377
Wells Fargo Mortgage Backed Securities Trust 05-
  AR10, 2A16 4.111%, 6/25/35(d)                                     1,000            983,594
--------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,900,785)                                                     33,789,342
--------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.9%

AUSTRALIA--0.5%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                                          2,275(f)       1,755,426

BRAZIL--0.2%
Federative Republic of Brazil 11%, 1/11/12                            500            590,500

MEXICO--0.2%
United Mexican States 5.875%, 1/15/14                                 550            562,925

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 206
  6.50%, 2/15/06                                                    1,300(j)         884,674

PANAMA--0.0%
Republic of Panama 9.375%, 1/16/23                                     50             62,500

PERU--0.4%
Republic of Peru 8.75%, 11/21/33                                    1,200          1,365,600

PHILIPPINES--0.1%
Republic of Philippines 8.375%, 2/15/11                               500            516,250

RUSSIA--0.8%
Russian Federation RegS 8.25%, 3/31/10(c)                             500            543,350
Russian Federation RegS 5%, 3/31/30(c)(d)                           2,250          2,497,500
                                                                                ------------
                                                                                   3,040,850
                                                                                ------------
TURKEY--0.5%
Republic of Turkey 12.375%, 6/15/09                                   900          1,110,375

                                                              PAR VALUE
                                                                (000)              VALUE
                                                             ------------       ------------
FOREIGN GOVERNMENT SECURITIES (continued)

TURKEY (CONTINUED)
Republic of Turkey 11.50%, 1/23/12                           $        500       $    638,125
Republic of Turkey 7.25%, 3/15/15                                     250            257,650
                                                                                ------------
                                                                                   2,006,150
                                                                                ------------
--------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,565,924)                                                     10,784,875
--------------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--5.5%

AUSTRALIA--0.2%
United Energy Distribution Holdings Property Ltd.
  144A 5.45%, 4/15/16(b)                                              500            518,262
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)                      200            198,687
                                                                                ------------
                                                                                     716,949
                                                                                ------------
BRAZIL--0.3%
Petrobras International Finance Co. 9.125%,
  7/2/13                                                            1,000          1,140,000

CANADA--0.5%
Methanex Corp. 7.75%, 8/15/05                                       1,800          1,797,750
Rogers Wireless Communications, Inc. 7.25%,
  12/15/12                                                            200            215,500
                                                                                ------------
                                                                                   2,013,250
                                                                                ------------
CHILE--0.9%
Banco Santander Corp. 144A 5.375%, 12/9/14(b)                         325            327,613
Enersis SA 7.375%, 1/15/14                                          1,300          1,385,694
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                                        1,592          1,540,274
                                                                                ------------
                                                                                   3,253,581
                                                                                ------------
HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
  5.45%, 11/24/10(b)                                                  350            357,302

ITALY--0.5%
Telecom Italia Capital S.p.A. 4%, 11/15/08                          2,000          1,960,782

KAZAKHSTAN--0.7%
Kazkommerts International BV 144A 7%,
  11/3/09(b)                                                        1,500          1,533,750
Kazkommerts International BV RegS 10.125%,
  5/8/07(c)                                                         1,000          1,082,300
                                                                                ------------
                                                                                   2,616,050
                                                                                ------------

Phoenix Income & Growth Fund

                                                      PAR VALUE
                                                        (000)          VALUE
                                                     -----------    ------------
FOREIGN CORPORATE BONDS (continued)

MALAYSIA--0.4%
Malaysia International Shipping Corporation
  Capital Ltd. 144A 6.125%, 7/1/14(b)                $       250    $    267,710
Petronas Capital Ltd. RegS 7%, 5/22/12(c)                  1,000       1,126,173
                                                                    ------------
                                                                       1,393,883
                                                                    ------------
MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15                      1,000       1,004,303
Pemex Project Funding Master Trust (Mexico) 8%,
  11/15/11                                                   750         846,000
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15(b)                                                450         441,225
                                                                    ------------
                                                                       2,291,528
                                                                    ------------
NORWAY--0.1%
Norske Skogindustrier ASA 144A 6.125%,
  10/15/15(b)                                                300         300,214

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(d)                        700         695,127

SOUTH KOREA--0.3%
Korea Development Bank 4.25%, 11/13/07                       500         495,588
Korea Development Bank 3.875%, 3/2/09                        750         728,457
                                                                    ------------
                                                                       1,224,045
                                                                    ------------
UNITED KINGDOM--0.4%
British Sky Broadcasting Group plc 6.875%,
  2/23/09                                                    500         530,408
HBOS plc 144A 5.375%, 11/29/49(b)(d)                         750         759,008
                                                                    ------------
                                                                       1,289,416
                                                                    ------------
UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14                              1,000         990,399
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,228,943)                                         20,242,526
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS--48.1%

AEROSPACE & DEFENSE--1.4%
Boeing Co. (The)                                          21,400       1,412,614
Honeywell International, Inc.                             25,500       1,001,640
Lockheed Martin Corp.                                     15,100         942,240
United Technologies Corp.                                 38,000       1,926,600
                                                                    ------------
                                                                       5,283,094
                                                                    ------------

                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS (continued)

AGRICULTURAL PRODUCTS--0.3%
Archer-Daniels-Midland Co.                                45,500    $  1,043,770

APPAREL RETAIL--0.3%
Gap, Inc. (The)                                           40,300         850,733
Limited Brands, Inc.                                      10,900         265,742
                                                                    ------------
                                                                       1,116,475
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                   7,700         454,608

APPLICATION SOFTWARE--0.4%
Autodesk, Inc.                                            19,300         659,867
Intuit, Inc.(e)                                            8,800         422,400
Parametric Technology Corp.(e)                            43,200         298,080
                                                                    ------------
                                                                       1,380,347
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Bank of New York Co., Inc. (The)                          20,700         637,146
Northern Trust Corp.                                      18,500         939,800
State Street Corp.                                         5,700         283,518
                                                                    ------------
                                                                       1,860,464
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.                                            64,500         692,730

BIOTECHNOLOGY--0.2%
Applera Corp. - Applied Biosystems Group                  12,100         251,922
Cephalon, Inc.(e)                                          8,400         351,960
Invitrogen Corp.(e)                                        2,100         180,117
                                                                    ------------
                                                                         783,999
                                                                    ------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                               23,300         790,103

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                               19,200         692,160

COMMUNICATIONS EQUIPMENT--1.5%
Cisco Systems, Inc.(e)                                   148,400       2,841,860
Harris Corp.                                               7,800         289,146
Motorola, Inc.                                            97,300       2,060,814
QUALCOMM, Inc.                                             5,900         232,991
                                                                    ------------
                                                                       5,424,811
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                         9,900         758,340

COMPUTER HARDWARE--1.8%
Apple Computer, Inc.(e)                                   21,600         921,240
Dell, Inc.(e)                                             54,400       2,201,568

Phoenix Income & Growth Fund

                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS (continued)

COMPUTER HARDWARE (CONTINUED)
Hewlett-Packard Co.                                       55,100    $  1,356,562
International Business Machines Corp.                     24,700       2,061,462
NCR Corp.(e)                                               6,000         208,260
                                                                    ------------
                                                                       6,749,092
                                                                    ------------
CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co.                                       1,300          91,312

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
Deere & Co.                                                2,100         154,413
PACCAR, Inc.                                               6,950         501,929
                                                                    ------------
                                                                         656,342
                                                                    ------------
CONSUMER FINANCE--0.6%
American Express Co.                                      29,300       1,611,500
Capital One Financial Corp.                                8,700         717,750
                                                                    ------------
                                                                       2,329,250
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Automatic Data Processing, Inc.                            4,100         182,081
CheckFree Corp.(e)                                         7,300         247,178
Computer Sciences Corp.(e)                                18,800         860,664
Fiserv, Inc.(e)                                           19,300         856,341
Sabre Holdings Corp. Class A                              27,400         526,080
                                                                    ------------
                                                                       2,672,344
                                                                    ------------
DEPARTMENT STORES--1.0%
Federated Department Stores, Inc.                         19,100       1,449,117
Nordstrom, Inc.                                           31,000       1,147,310
Penney (J.C.) Co., Inc.                                   22,200       1,246,308
                                                                    ------------
                                                                       3,842,735
                                                                    ------------
DIVERSIFIED BANKS--2.7%
Bank of America Corp.                                    129,800       5,659,280
Comerica, Inc.                                             5,900         360,490
U.S. Bancorp                                              20,000         601,200
Wachovia Corp.                                            65,900       3,320,042
                                                                    ------------
                                                                       9,941,012
                                                                    ------------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The)                                    18,700         896,665
Eastman Chemical Co.                                      18,800       1,041,332
PPG Industries, Inc.                                       2,300         149,569
                                                                    ------------
                                                                       2,087,566
                                                                    ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
Cendant Corp.                                             36,100         771,096

                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS (continued)

DIVERSIFIED COMMERCIAL SERVICES (CONTINUED)
Dun & Bradstreet Corp.(e)                                  5,500    $    348,315
                                                                    ------------
                                                                       1,119,411
                                                                    ------------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.                                         2,600         276,770

ELECTRIC UTILITIES--0.1%
Exelon Corp.                                               7,000         374,640

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.                                      20,200       1,329,160

ELECTRONIC EQUIPMENT MANUFACTURERS--0.0%
Tektronix, Inc.                                            4,000         100,240

FOOD RETAIL--0.2%
Albertson's, Inc.                                         29,900         637,169

FOOTWEAR--0.2%
NIKE, Inc. Class B                                        10,800         905,040

HEALTH CARE DISTRIBUTORS--0.4%
Cardinal Health, Inc.                                     14,300         851,994
McKesson Corp.                                            12,300         553,500
                                                                    ------------
                                                                       1,405,494
                                                                    ------------
HEALTH CARE EQUIPMENT--0.8%
Becton, Dickinson & Co.                                   13,700         758,569
Boston Scientific Corp.(e)                                22,800         660,060
PerkinElmer, Inc.                                         32,900         690,242
Thermo Electron Corp.(e)                                  27,700         827,122
                                                                    ------------
                                                                       2,935,993
                                                                    ------------
HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc.                                       12,500       1,058,125

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                    43,300       1,883,983
Sherwin-Williams Co. (The)                                24,800       1,180,728
                                                                    ------------
                                                                       3,064,711
                                                                    ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                                13,800       1,246,278

HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp.                                      26,900       1,715,144
Procter & Gamble Co. (The)                                33,900       1,885,857
                                                                    ------------
                                                                       3,601,001
                                                                    ------------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc.                                      14,000       1,323,700

Phoenix Income & Growth Fund

                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS (continued)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Constellation Energy Group, Inc.                          36,600    $  2,203,686

INDUSTRIAL CONGLOMERATES--0.7%
3M Co.                                                     7,300         547,500
General Electric Co.                                      48,300       1,666,350
Textron, Inc.                                              5,600         415,352
                                                                    ------------
                                                                       2,629,202
                                                                    ------------
INDUSTRIAL MACHINERY--0.4%
Eaton Corp.                                               19,400       1,267,596
Parker Hannifin Corp.                                      3,900         256,308
                                                                    ------------
                                                                       1,523,904
                                                                    ------------
INSURANCE BROKERS--0.1%
AON Corp.                                                  7,300         185,712

INTEGRATED OIL & GAS--3.9%
Chevron Corp.                                             54,000       3,132,540
ConocoPhillips                                            12,900         807,411
EXXon Mobil Corp.                                        128,500       7,549,375
Occidental Petroleum Corp.                                36,100       2,970,308
                                                                    ------------
                                                                      14,459,634
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.2%
ALLTEL Corp.                                              13,600         904,400
AT&T Corp.                                                37,800         748,440
BellSouth Corp.                                           37,900       1,046,040
Citizens Communications Co.                               70,200         922,428
SBC Communications, Inc.                                  77,400       1,892,430
Verizon Communications, Inc.                              75,300       2,577,519
                                                                    ------------
                                                                       8,091,257
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.5%
Goldman Sachs Group, Inc. (The)                           10,100       1,085,548
Merrill Lynch & Co., Inc.                                 16,000         940,480
                                                                    ------------
                                                                       2,026,028
                                                                    ------------
LEISURE PRODUCTS--0.1%
Marvel Enterprises, Inc.(e)                               26,000         504,140

LIFE & HEALTH INSURANCE--1.4%
AFLAC, Inc.                                               12,700         572,770
Lincoln National Corp.                                    22,500       1,086,750
MetLife, Inc.                                             48,700       2,393,118
Protective Life Corp.                                      2,300         100,188
Prudential Financial, Inc.                                14,800         990,120
StanCorp Financial Group, Inc.                             1,400         120,876
                                                                    ------------
                                                                       5,263,822

                                                       SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS (continued)

MANAGED HEALTH CARE--1.7%
Aetna, Inc.                                               13,000    $  1,006,200
CIGNA Corp.                                                6,100         651,175
UnitedHealth Group, Inc.                                  63,400       3,315,820
WellPoint, Inc.(e)                                        17,200       1,216,728
                                                                    ------------
                                                                       6,189,923
                                                                    ------------
METAL & GLASS CONTAINERS--0.0%
Silgan Holdings, Inc.                                      2,300         132,089

MOVIES & ENTERTAINMENT--1.5%
Time Warner, Inc.                                        209,600       3,567,392
Viacom, Inc. Class B                                      36,300       1,215,687
Walt Disney Co. (The)                                     23,000         589,720
                                                                    ------------
                                                                       5,372,799
                                                                    ------------
MULTI-LINE INSURANCE--0.9%
American International Group, Inc.                        51,300       3,088,260
Hartford Financial Services Group, Inc. (The)              2,200         177,254
Unitrin, Inc.                                              2,300         122,475
                                                                    ------------
                                                                       3,387,989
                                                                    ------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Sempra Energy                                             52,400       2,227,000

OFFICE ELECTRONICS--0.1%
Xerox Corp.(e)                                            26,300         347,423

OIL & GAS DRILLING--0.2%
Pride International, Inc.(e)                              12,600         327,852
Transocean, Inc.(e)                                        4,000         225,720
                                                                    ------------
                                                                         553,572
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Burlington Resources, Inc.                                 9,500         609,045

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc.                                           60,700       2,640,450
JPMorgan Chase & Co.                                     101,524       3,567,553
                                                                    ------------
                                                                       6,208,003
                                                                    ------------
PACKAGED FOODS & MEATS--1.1%
General Mills, Inc.                                       17,700         838,980
Kellogg Co.                                               64,500       2,922,495
Tyson Foods, Inc. Class A                                 14,500         270,280
                                                                    ------------
                                                                       4,031,755
                                                                    ------------
PAPER PRODUCTS--0.0%
Georgia-Pacific Corp.                                      1,700          58,055

Phoenix Income & Growth Fund

                                                    SHARES          VALUE
                                                   ---------    -------------
DOMESTIC COMMON STOCKS (continued)

PHARMACEUTICALS--3.7%
Bristol-Myers Squibb Co.                              58,800    $   1,468,824
Johnson & Johnson                                     78,100        4,995,276
Kos Pharmaceuticals, Inc.(e)                           6,200          443,300
Medicis Pharmaceutical Corp. Class A                  12,900          437,568
Merck & Co., Inc.                                     38,100        1,183,386
Pfizer, Inc.                                         174,400        4,621,600
Wyeth                                                 14,800          677,100
                                                                -------------
                                                                   13,827,054
                                                                -------------
PROPERTY & CASUALTY INSURANCE--1.6%
Allstate Corp. (The)                                  48,000        2,940,480
Cincinnati Financial Corp.                             3,260          134,377
Mercury General Corp.                                  4,500          259,695
Progressive Corp. (The)                                8,300          827,427
St. Paul Travelers Cos., Inc. (The)                   41,400        1,822,428
                                                                -------------
                                                                    5,984,407
                                                                -------------
PUBLISHING & PRINTING--0.3%
McGraw-Hill Cos., Inc. (The)                          20,800          957,008
Meredith Corp.                                         2,600          128,700
                                                                -------------
                                                                    1,085,708
                                                                -------------
RAILROADS--0.1%
Norfolk Southern Corp.                                10,100          375,821

REGIONAL BANKS--0.6%
Bank of Hawaii Corp.                                   8,000          410,800
Hibernia Corp. Class A                                21,200          716,984
KeyCorp                                               17,900          612,896
National City Corp.                                    5,200          191,932
SunTrust Banks, Inc.                                   2,900          210,888
                                                                -------------
                                                                    2,143,500
                                                                -------------
REITS--0.3%
Highwoods Properties, Inc.                            18,800          595,020
Maguire Properties, Inc.                              13,500          404,325
                                                                -------------
                                                                      999,345
                                                                -------------
RESTAURANTS--0.7%
McDonald's Corp.                                      52,500        1,636,425
Yum! Brands, Inc.                                     16,700          874,245
                                                                -------------
                                                                    2,510,670
                                                                -------------
SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.                               35,100          647,946

SEMICONDUCTORS--1.6%
Freescale Semiconductor, Inc. Class B(e)              10,814          278,461

                                                    SHARES          VALUE
                                                   ---------    -------------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Intel Corp.                                          147,600    $   4,005,864
Maxim Integrated Products, Inc.                        7,000          293,090
Texas Instruments, Inc.                               43,300        1,375,208
                                                                -------------
                                                                    5,952,623
                                                                -------------
SOFT DRINKS--0.1%
Pepsi Bottling Group, Inc. (The)                       7,600          221,616
PepsiAmericas, Inc.                                   11,200          288,736
                                                                -------------
                                                                      510,352
                                                                -------------
SPECIALTY CHEMICALS--0.1%
Rohm & Haas Co.                                        5,800          267,148

SPECIALTY STORES--0.0%
Staples, Inc.                                          5,900          134,343

STEEL--0.0%
United States Steel Corp.                              2,500          106,625

SYSTEMS SOFTWARE--2.0%
Adobe Systems, Inc.                                   20,400          604,656
Microsoft Corp.                                      194,900        4,991,389
Oracle Corp.(e)                                      126,900        1,723,302
                                                                -------------
                                                                    7,319,347
                                                                -------------
TECHNOLOGY DISTRIBUTORS--0.1%
Tech Data Corp.(e)                                     6,400          248,192

THRIFTS & MORTGAGE FINANCE--0.0%
Countrywide Financial Corp.                            4,100          147,600

TOBACCO--0.3%
Reynolds American, Inc.                               13,300        1,108,023
UST, Inc.                                              4,000          184,080
                                                                -------------
                                                                    1,292,103
                                                                -------------
TRUCKING--0.1%
CNF, Inc.                                              7,900          407,561
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $143,100,917)                                    177,993,669
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--1.5%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                11,100          494,505

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)                                         14,400          580,032

Phoenix Income & Growth Fund

                                                    SHARES          VALUE
                                                   ---------    -------------
FOREIGN COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd. (United States)               51,800    $   1,578,346

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Class A (United States)            29,900        2,337,283

PROPERTY & CASUALTY INSURANCE--0.2%
XL Capital Ltd. Class A (United States)                7,000          502,740
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,192,970)                                        5,492,906
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $329,195,820)                                    366,343,853
--------------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER--1.0%
Sysco Corp 3.26%, 8/1/05                             $ 3,635        3,634,342
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,635,000)                                        3,634,342
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $332,830,820)                                    369,978,195(a)

Other assets and liabilities, net--0.0%                              (158,237)
                                                                ----------------
NET ASSETS--100.0%                                              $ 369,819,958
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,257,503 and gross depreciation of $6,473,758 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $337,194,450.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $16,686,452 or 4.5% of net assets.

(c) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)   Non-income producing.

(f)   Par value represents Australian Dollar.

(g) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(h)   The security has a delayed delivery settlement date.

(i) All or a portion segregated as collateral for forward currency contracts or a delayed delivery security.

(j)   Par value represents New Zealand Dollar.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Investment Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On July 29, 2005, the Global Utilities Fund utilized fair value pricing for its foreign common stocks.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At July 31, 2005 the Income & Growth Fund had entered into Forward Currency Contracts as follows:

                                                                                    NET
                                                                                    UNREALIZED
                                                        SETTLEMENT                  APPRECIATION
  CONTRACT TO RECEIVE       IN EXCHANGE FOR             DATE            VALUE       (DEPRECIATION)
  --------------------      ---------------             -----           ------      --------------
  JPY 98,219,550            USD 924,855                 9/13/05         $877,671    ($47,184)

  JPY Japanese Yen          USD United States Dollars

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Investment Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     September 20, 2005
        ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     September 20, 2005
        ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date     September 19, 2005
        ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.